Schedule I - Condensed Financial Information of Parent Company - Statements of Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net income	$ 274,457	$ 224,884	$ 193,013
Other comprehensive income, net of tax
Foreign currency translation adjustment	(47,440)	(72,464)	12,006
Unrealized gain on available-for-sale investment, net of tax effect of nil, nil and nil for years ended May 31, 2015, 2016 and 2017	22,521	36,635	21,940
Other comprehensive income/ (loss)	(24,919)	(35,829)	33,946
Comprehensive income attributable to New Oriental Education & Technology Group Inc.	250,670	188,327	226,959
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	274,457	224,884	193,013
Other comprehensive income, net of tax
Foreign currency translation adjustment	(46,331)	(72,193)	12,006
Unrealized gain on available-for-sale investment, net of tax effect of nil, nil and nil for years ended May 31, 2015, 2016 and 2017	22,544	35,636	21,940
Other comprehensive income/ (loss)	(23,787)	(36,557)	33,946
Comprehensive income attributable to New Oriental Education & Technology Group Inc.	$ 250,670	$ 188,327	$ 226,959